Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2024
Cash And Cash Equivalents
Schedule of Cash and Cash Equivalents
	2024	2023
	AUD$	AUD$
Cash at bank and in hand	514,140	121,273
Total cash and cash equivalents	514,140	121,273